Net Income Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	$ 46,746		$ 15,603		$ 8,508
Weighted average shares outstanding used in computing basic net income per share	176,442,866		149,068,287		71,350,571
Weighted average shares outstanding used in computing diluted net income per share	183,623,235		172,992,515		71,350,571
Net income per Share, Basic	$ 0.26		$ 0.10		$ 0.05
Net income per Share, Diluted	$ 0.25		$ 0.09		$ 0.05
Incremental Ordinary Shares Attributable to Conversion of Preferred Shares			19,578,504
Incremental Ordinary Shares Attributable to Exercise of Share Options			4,345,724
Ordinary shares [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	44,697		13,708		2,741
Weighted average shares outstanding used in computing basic net income per share	168,709,221		137,775,752		55,568,041
Weighted average shares outstanding used in computing diluted net income per share	183,623,235	[1]	172,992,515	[1]	71,350,571	[1]
Net income per Share, Basic	$ 0.26		$ 0.10		$ 0.05
Net income per Share, Diluted	$ 0.25		$ 0.09		$ 0.05
Series A Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	0		203		1,855
Accretion of convertible participating redeemable preferred shares	0		203		815
Undistributed Earnings Allocated to Participating Securities	0	[2]	0	[2]	1,040	[2]
Weighted average shares outstanding used in computing basic net income per share	0		8,356,247		32,603,760
Net income per Share, Basic			$ 0.02		$ 0.06
Series B Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	0		313		2,156
Accretion of convertible participating redeemable preferred shares	0		313		1,250
Undistributed Earnings Allocated to Participating Securities	0	[2]	0	[2]	906	[2]
Weighted average shares outstanding used in computing basic net income per share	0		9,755,085		37,878,789
Net income per Share, Basic			$ 0.03		$ 0.06
Series C Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	0		255		978
Accretion of convertible participating redeemable preferred shares	0		255		978
Undistributed Earnings Allocated to Participating Securities	0	[2]	0	[2]	0	[2]
Weighted average shares outstanding used in computing basic net income per share	0		2,057,209		7,659,818
Net income per Share, Basic			$ 0.12		$ 0.13
Participating Unvested Shares [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	2,049	[2]	1,124	[2]	778	[2]
Undistributed Earnings Allocated to Participating Securities	$ 2,049	[2]	$ 1,124	[2]	$ 778	[2]
Weighted average shares outstanding used in computing basic net income per share	7,733,645		11,292,535		15,782,530
Net income per Share, Basic	$ 0.26		$ 0.10		$ 0.05
Redeemable Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					32,603,760
Redeemable Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					37,878,789
Redeemable Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					7,831,467
Stock Options [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,990,513		2,552,844

[1]	The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011, the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A, B and C preferred shares, and the exercise of share options using the treasure stock method, respectively, has been included in the dilutive securities.
[2]	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares, preferred shares and certain nonvested shares (see Note 17) pro rata on the basis of their right to participate in dividends.